Schedule of Financial Assets and Liabilities not Carried at Fair Value (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 268,939	$ 227,679
Total loans, net of allowance for loan losses	722,622	717,523
FINANCIAL LIABILITIES
Deposits	1,125,125	1,135,333
Securitization liabilities at amortized cost	15,262	15,768
Subordinated notes and debentures	11,230	11,477
Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	268,939	227,679
Total loans, net of allowance for loan losses	722,622	717,523
Total financial assets not carried at fair value	991,561	945,202
FINANCIAL LIABILITIES
Deposits	1,125,125	1,135,333
Securitization liabilities at amortized cost	15,262	15,768
Subordinated notes and debentures	11,230	11,477
Total financial liabilities not carried at fair value	1,151,617	1,162,578
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	208,559	174,592
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	60,380	53,087
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	268,452	228,873
Total loans, net of allowance for loan losses	725,177	727,197
Total financial assets not carried at fair value	993,629	956,070
FINANCIAL LIABILITIES
Deposits	1,124,762	1,137,624
Securitization liabilities at amortized cost	15,202	16,143
Subordinated notes and debentures	11,838	12,374
Total financial liabilities not carried at fair value	1,151,802	1,166,141
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	207,927	175,500
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 60,525	$ 53,373